ACCRUED STOCK PAYABLE	12 Months Ended
Dec. 31, 2020
ACCRUED STOCK PAYABLE
ACCRUED STOCK PAYABLE

NOTE 12. ACCRUED STOCK PAYABLE

The following tables summarize the changes in accrued common stock payable:

		Number of
	Amount	Shares
Balance as of December 31, 2019	$80,657	34,469
Employee stock award accrual	19,343	8,267
Consultant stock award	60,900	100,000
Investor stock award accrual	2,185,000	5,485,814
Warrant cashless exercises	33,961	259,415
Stock issued	(2,285,000)	(5,528,550)
Balance as of December 31, 2020	$94,861	359,415

On February 18, 2020 we granted a consultant 100,000 fully vested shares for consulting services.  Based on a stock price of $0.61 on the date of grant, the consultant will receive $60,900 worth of our common stock.   As of December 31, 2020, none of the stock had been issued.

On May 29, 2020, we entered into a subscription agreement with Hershey Strategic Capital, LP and Shore Ventures III, LP with respect to the sale of shares of common stock. We sold 5,485,814 shares of common stock during the second quarter 2020. As of December 31, 2020, all of the stock was issued. See Note 17 for further details of the stock transaction.

In December 2020, several warrant holders exercised their 2020 A warrants through cashless exercises and we issued 282,213 shares of common stock. 259,415 of those shares issued had not been transferred to the warrant holders as of December 31, 2020 and are included in accrued stock payable. See Note 13 for further details of the cashless exercises.

As of December 31, 2019, employee stock awards made up the full balance of accrued stock payable.